Related Party Transactions (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 23, 2020	May 12, 2014	Mar. 25, 2014	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
Hongkong Ruishang [Member]
Related Party Transaction [Line Items]
Ownership percentage				52.90%		52.90%
Shandong Fuhua [Member]
Related Party Transaction [Line Items]
Ownership percentage				12.54%		12.54%
Shanghai Meichengas
Related Party Transaction [Line Items]
Ownership percentage				100.00%		100.00%
Accounts payable				$ 11,275		¥ 73,571
Principal amount of loan paid				7,663	¥ 50,000
Interest amount of loan paid				$ 3,612	¥ 23,571
Shandong SNTON
Related Party Transaction [Line Items]
Percentage Of Ownership Acquired Through Auction	52.90%	52.90%	52.90%